UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21784

Name of Fund: BlackRock Enhanced Dividend Achievers™ Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Enhanced Dividend Achievers™ Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense—5.2%
General Dynamics Corp.	195,500	$11,974,375
Raytheon Co.	144,900	6,704,523
United Technologies Corp.	161,100	11,454,210

		30,133,108

Beverages—6.6%
Brown-Forman Corp., Class B	133,700	8,451,177
Coca-Cola Co. (The)	276,200	15,221,382
PepsiCo, Inc.	219,000	14,215,290

		37,887,849

Capital Markets—0.6%
T. Rowe Price Group, Inc.	68,700	3,313,401

Chemicals—3.8%
Air Products & Chemicals, Inc.	30,500	2,213,690
E.I. du Pont de Nemours & Co.	213,600	8,687,112
PPG Industries, Inc.	68,450	4,755,222
RPM International, Inc.	219,400	4,118,138
Valspar Corp.	59,600	1,872,036

		21,646,198

Commercial Banks—2.0%
Bank of Hawaii Corp.	61,400	3,058,334
Cullen/Frost Bankers, Inc.	52,500	2,898,525
Toronto-Dominion Bank (The)	40,000	2,847,600
U.S. Bancorp	107,900	2,578,810

		11,383,269

Commercial Services & Supplies—0.6%
Pitney Bowes, Inc.	145,546	3,552,778

Computers & Peripherals—4.8%
Hewlett-Packard Co.	57,800	2,661,112
International Business Machines Corp.	196,200	25,192,080

		27,853,192

Diversified Financial Services—2.0%
JPMorgan Chase & Co.	287,900	11,596,612

Diversified Telecommunication—4.6%
AT&T Inc.	697,300	18,087,962
CenturyTel, Inc.	231,000	8,228,220

		26,316,182

Electric Utilities—4.2%
NextEra Energy, Inc.	117,000	6,119,100
Northeast Utilities	280,400	7,806,336
PPL Corp.	86,700	2,366,043
Progress Energy, Inc.	185,400	7,807,194

		24,098,673

Electrical Equipment—2.1%
Emerson Electric Co.	245,300	12,152,162

Energy Equipment & Services—0.7%
Halliburton Co.	131,300	3,923,244

Food & Staples Retailing—1.8%
Sysco Corp.	104,300	3,230,171
Wal-Mart Stores, Inc.	145,400	7,443,026

		10,673,197

Food Products—1.4%
General Mills, Inc.	141,300	4,832,460
Kraft Food, Inc.	101,500	2,964,815

		7,797,275

Gas Utilities—2.3%
Atmos Energy Corp.	127,900	3,709,100
National Fuel Gas Co.	57,200	2,748,460
Questar Corp.	209,700	3,449,565
UGI Corp.	115,500	3,113,880

		13,021,005

Health Care Equipment & Supplies—2.1%
Becton Dickinson & Co.	45,600	3,137,280

Common Stocks	Shares	Value

Health Care Equipment & Supplies—(concluded)
Medtronic, Inc.	236,700	$8,750,799

		11,888,079

Hotels Restaurants & Leisure—3.1%
McDonald’s Corp.	257,300	17,941,529

Household Products—6.5%
Clorox Co.	98,500	6,390,680
Colgate-Palmolive Co.	69,900	5,520,702
Kimberly-Clark Corp.	117,700	7,546,924
Procter & Gamble Co. (The)	296,600	18,140,056

		37,598,362

Industrial Conglomerates—2.3%
3M Co.	115,600	9,888,424
General Electric Co.	208,500	3,361,020

		13,249,444

Insurance—2.7%
Chubb Corp.	124,400	6,547,172
Travelers Cos., Inc. (The)	181,500	9,156,675

		15,703,847

IT Services—0.7%
Automatic Data Processing, Inc.	62,060	2,561,216
Paychex, Inc.	57,500	1,494,425

		4,055,641

Machinery—4.0%
Caterpillar, Inc.	139,600	9,737,100
Deere & Co.	173,200	11,548,976
Pentair, Inc.	48,100	1,645,020

		22,931,096

Media—0.2%
McGraw-Hill Cos., Inc. (The)	46,600	1,430,154

Metals & Mining—1.8%
BHP Billiton Ltd. - ADR	102,900	7,432,467
Nucor Corp.	82,200	3,217,308

		10,649,775

Multi-Utilities—0.9%
NSTAR	83,400	3,099,144
Vectren Corp.	75,700	1,875,089

		4,974,233

Multiline Retail—1.4%
Family Dollar Stores, Inc.	31,500	1,302,525
Target Corp.	132,200	6,784,504

		8,087,029

Oil, Gas & Consumable Fuels—11.2%
Chevron Corp.	271,800	20,713,878
Exxon Mobil Corp.	311,300	18,578,384
Marathon Oil Corp.	156,600	5,238,270
Murphy Oil Corp.	230,300	12,608,925
QEP Resources, Inc.	209,700	7,217,874

		64,357,331

Personal Products—0.8%
Avon Products, Inc.	141,100	4,392,443

Pharmaceuticals—9.3%
Abbott Laboratories	378,500	18,576,780
Eli Lilly & Co.	171,100	6,091,160
Johnson & Johnson (a)	322,000	18,704,980
Merck & Co., Inc.	176,900	6,095,974
Pfizer, Inc.	272,200	4,083,000

		53,551,894

Semiconductors & Semiconductor Equipment—1.2%
Intel Corp.	196,800	4,054,080
Linear Technology Corp.	93,600	2,983,968

		7,038,048

1	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Specialty Retail—2.1%
Lowe’s Cos., Inc.	296,100	$6,141,114
Sherwin-Williams Co. (The)	22,500	1,555,875
TJX Cos., Inc.	100,300	4,164,456

		11,861,445

Textiles, Apparel & Luxury Goods—1.0%
VF Corp.	74,200	5,886,286

Tobacco—3.5%
Altria Group, Inc.	659,700	14,618,952
Philip Morris International, Inc.	52,800	2,694,912
Universal Corp.	68,461	3,036,245

		20,350,109

Water Utilities—0.9%
Aqua America, Inc.	173,000	3,371,770
California Water Service Group	46,700	1,660,185

		5,031,955

Total Long-Term Investments (Cost—$593,442,356)—98.4%		566,326,845

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (b)(c)	13,812,192	13,812,192

Total Short-Term Securities (Cost—$13,812,192)—2.4%		13,812,192

Total Investments Before Outstanding Options Written (Cost—$607,254,548*)—100.8%		580,139,037

Options Written	Contracts

Exchange-Traded Call Options Written—(0.9)%
3M Co., Strike Price USD 85, Expires 8/23/10	490	(90,405)
Abbott Laboratories, Strike Price USD 48, Expires 8/23/10	1,500	(226,500)
Abbott Laboratories, Strike Price USD 49, Expires 8/23/10	590	(49,855)
Air Products & Chemicals, Inc., Strike Price USD 75, Expires 9/20/10	170	(23,800)
Altria Group, Inc., Strike Price USD 21, Expires 8/23/10	250	(31,000)
Aqua America, Inc., Strike Price USD 17.50, Expires 8/23/10	950	(197,125)
Atmos Energy Corp., Strike Price USD 28.50, Expires 8/16/10	350	(67,181)
Avon Products, Inc., Strike Price USD 30, Expires 8/23/10	388	(58,200)
Avon Products, Inc., Strike Price USD 31, Expires 8/23/10	388	(31,040)
Becton Dickinson & Co., Strike Price USD 70, Expires 8/23/10	250	(18,750)
BHP Billiton Ltd. - ADR, Strike Price USD 70, Expires 8/23/10	285	(100,463)
BHP Billiton Ltd. - ADR, Strike Price USD 72.50, Expires 8/23/10	285	(56,573)
Brown-Forman Corp., Class B, Strike Price USD 60, Expires 8/23/10	730	(240,900)
Caterpillar, Inc., Strike Price USD 65, Expires 8/23/10	605	(326,700)
Caterpillar, Inc., Strike Price USD 67.50, Expires 8/23/10	147	(50,715)
Clorox Co., Strike Price USD 65, Expires 8/23/10	250	(28,125)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(continued)
Coca-Cola Co. (The), Strike Price USD 52.50, Expires 8/23/10	980	$(269,990)
Coca-Cola Co. (The), Strike Price USD 55, Expires 8/23/10	540	(42,660)
Eli Lilly & Co., Strike Price USD 35, Expires 8/23/10	450	(37,125)
Eli Lilly & Co., Strike Price USD 36, Expires 9/20/10	100	(5,300)
Emerson Electric Co., Strike Price USD 47, Expires 8/23/10	1,350	(398,250)
Family Dollar Stores, Inc., Strike Price USD 38, Expires 8/23/10	175	(62,125)
General Dynamics Corp., Strike Price USD 60, Expires 9/20/10	300	(90,750)
General Dynamics Corp., Strike Price USD 65, Expires 8/23/10	770	(15,400)
General Electric Co., Strike Price USD 15, Expires 8/23/10	290	(35,960)
General Electric Co., Strike Price USD 15, Expires 9/20/10	285	(40,470)
General Electric Co., Strike Price USD 16.25, Expires 9/20/10	570	(33,616)
General Mills, Inc., Strike Price USD 39.25, Expires 8/23/10	420	(12)
Halliburton Co., Strike Price USD 31, Expires 8/23/10	720	(39,600)
Hewlett-Packard Co., Strike Price USD 49, Expires 8/23/10	320	(7,680)
Intel Corp., Strike Price USD 22, Expires 8/23/10	550	(4,675)
International Business Machines Corp., Strike Price USD 130, Expires 9/20/10	500	(115,500)
Johnson & Johnson, Strike Price USD 60, Expires 8/23/10	1,770	(31,860)
Kimberly-Clark Corp., Strike Price USD 62.50, Expires 8/23/10	650	(126,750)
Kraft Food, Inc., Class A, Strike Price USD 29, Expires 8/23/10	560	(37,520)
Linear Technology Corp., Strike Price USD 31, Expires 9/20/10	450	(76,500)
Linear Technology Corp., Strike Price USD 32, Expires 8/23/10	60	(3,900)
Lowe’s Cos., Inc., Strike Price USD 21, Expires 8/23/10	375	(21,562)
Marathon Oil Corp., Strike Price USD 35, Expires 8/23/10	860	(17,200)
Medtronic, Inc., Strike Price USD 39, Expires 8/23/10	1,300	(22,100)
Merck & Co., Inc., Strike Price USD 36, Expires 8/23/10	970	(17,460)
Murphy Oil Corp., Strike Price USD 50, Expires 8/23/10	95	(47,500)
Murphy Oil Corp., Strike Price USD 52.50, Expires 8/17/10	1,170	(312,658)
National Fuel Gas Co., Strike Price USD 50, Expires 8/23/10	310	(17,825)
Northeast Utilities, Strike Price USD 25.75, Expires 8/04/10	780	(163,020)
Nucor Corp., Strike Price USD 43, Expires 8/23/10	225	(1,237)
Nucor Corp., Strike Price USD 44, Expires 8/23/10	225	(450)
PepsiCo, Inc., Strike Price USD 65, Expires 8/23/10	1,200	(105,000)
Pfizer, Inc., Strike Price USD 15, Expires 8/23/10	750	(27,000)

JULY 31, 2010	2

Schedule of Investments (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(concluded)
Philip Morris International, Inc., Strike Price USD 50, Expires 8/23/10	290	$(43,210)
Progress Energy, Inc., Strike Price USD 40.50, Expires 8/23/10	1,020	(167,831)
QEP Resources, Inc., Strike Price USD 30, Expires 8/23/10	1,155	(525,525)
Raytheon Co., Strike Price USD 55, Expires 8/23/10	800	(3,200)
T. Rowe Price Group, Inc., Strike Price USD 50, Expires 8/23/10	380	(24,700)
TJX Cos., Inc., Strike Price USD 44.50, Expires 8/23/10	550	(5,025)
U.S. Bancorp, Strike Price USD 25, Expires 8/23/10	275	(5,362)
U.S. Bancorp, Strike Price USD 25, Expires 9/20/10	325	(16,900)
United Technologies Corp., Strike Price USD 70, Expires 8/23/10	786	(166,239)
Universal Corp., Strike Price USD 45, Expires 8/23/10	375	(40,313)
Vectren Corp., Strike Price USD 23, Expires 8/06/10	220	(38,940)
VF Corp., Strike Price USD 80, Expires 8/23/10	410	(62,525)

Total Exchange-Traded Call Options Written		(4,925,757)

Over-the-Counter Call Options Written—(0.8)%
Altria Group, Inc., Strike Price USD 22.38, Expires 9/10/10, Broker Goldman Sachs & Co.	338,000	(106,791)
AT&T Inc., Strike Price USD 24.69, Expires 8/10/10, Broker Credit Suisse First Boston	26,500	(33,257)
AT&T Inc., Strike Price USD 24.75, Expires 8/04/10, Broker Deutsche Bank Securities	231,000	(274,890)
AT&T Inc., Strike Price USD 25.20, Expires 9/09/10, Broker Goldman Sachs & Co.	64,000	(60,520)
AT&T Inc., Strike Price USD 26.25, Expires 9/24/10, Broker Goldman Sachs & Co.	62,000	(26,151)
Atmos Energy Corp., Strike Price USD 28.36, Expires 8/27/10, Broker Credit Suisse First Boston	35,000	(85,506)
Automatic Data Processing, Inc., Strike Price USD 42.49, Expires 8/03/10, Broker Credit Suisse First Boston	34,000	(395)
Bank of Hawaii Corp., Strike Price USD 49.74, Expires 8/13/10, Broker Morgan Stanley & Co., Inc.	34,000	(28,248)
California Water Service Group, Strike Price USD 35.88, Expires 8/03/10, Broker JPMorgan Chase Securities	13,000	(1,916)
California Water Service Group, Strike Price USD 36.50, Expires 8/31/10, Broker Citigroup Global Markets	4,400	(2,241)
California Water Service Group, Strike Price USD 37.37, Expires 9/24/10, Broker UBS Securities LLC	8,300	(5,041)
CenturyTel, Inc., Strike Price USD 34.56, Expires 8/13/10, Broker Credit Suisse First Boston	127,000	(134,341)
Chevron Corp., Strike Price USD 73.50, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	150,000	(448,879)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Chubb Corp., Strike Price USD 50.24, Expires 8/31/10, Broker Credit Suisse First Boston	37,000	$(100,149)
Chubb Corp., Strike Price USD 52, Expires 8/13/10, Broker Deutsche Bank Securities	31,000	(34,707)
Colgate-Palmolive Co., Strike Price USD 81.17, Expires 8/02/10, Broker Citigroup Global Markets	38,500	(815)
Cullen/Frost Bankers, Inc., Strike Price USD 52.13, Expires 9/10/10, Broker Morgan Stanley & Co., Inc.	29,000	(97,222)
Deere & Co., Strike Price USD 60.50, Expires 8/20/10, Broker Goldman Sachs & Co.	95,000	(651,691)
E.I. du Pont de Nemours & Co., Strike Price USD 35.82, Expires 8/31/10, Broker UBS Securities LLC	117,000	(569,923)
Eli Lilly & Co., Strike Price USD 35.04, Expires 8/04/10, Broker Morgan Stanley & Co., Inc.	42,500	(25,557)
Exxon Mobil Corp., Strike Price USD 63, Expires 8/03/10, Broker Credit Suisse First Boston	85,500	(291)
Exxon Mobil Corp., Strike Price USD 63, Expires 8/10/10, Broker Credit Suisse First Boston	85,500	(5,978)
General Mills, Inc., Strike Price USD 36.50, Expires 8/20/10, Broker UBS Securities LLC	36,000	(453)
Intel Corp., Strike Price USD 21.54, Expires 9/02/10, Broker Morgan Stanley & Co., Inc.	55,000	(16,280)
International Business Machines Corp., Strike Price USD 125, Expires 8/10/10, Broker Citigroup Global Markets	51,000	(184,792)
International Business Machines Corp., Strike Price USD 133, Expires 8/10/10, Broker UBS Securities LLC	6,600	(853)
JPMorgan Chase & Co., Strike Price USD 40, Expires 8/03/10, Broker UBS Securities LLC	158,000	(81,610)
Lowe’s Cos., Inc., Strike Price USD 24.39, Expires 8/18/10, Broker Morgan Stanley & Co., Inc.	125,000	(884)
McDonald’s Corp., Strike Price USD 67.14, Expires 8/31/10, Broker Morgan Stanley & Co., Inc.	71,000	(205,961)
McDonald’s Corp., Strike Price USD 68.12, Expires 8/13/10, Broker UBS Securities LLC	71,000	(135,611)
McGraw-Hill Cos., Inc., Strike Price USD 30.65, Expires 8/04/10, Broker Morgan Stanley & Co., Inc.	25,600	(10,417)
NextEra Energy, Inc., Strike Price USD 52.13, Expires 9/10/10, Broker UBS Securities LLC	33,800	(34,230)
Northeast Utilities, Strike Price USD 28.25, Expires 9/17/10, Broker Goldman Sachs & Co.	76,000	(61,722)
NSTAR, Strike Price USD 35.93, Expires 9/02/10, Broker UBS Securities LLC	46,000	(75,010)
Paychex, Inc., Strike Price USD 26.22, Expires 8/19/10, Broker Citigroup Global Markets	31,500	(9,252)

3	JULY 31, 2010

Schedule of Investments (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Pentair, Inc., Strike Price USD 32.30, Expires 8/19/10, Broker JPMorgan Chase Securities	26,500	$(77,199)
Pfizer, Inc., Strike Price USD 15.11, Expires 8/27/10, Broker Morgan Stanley & Co., Inc.	75,000	(29,786)
Pitney Bowes, Inc., Strike Price USD 23.27, Expires 8/30/10, Broker JPMorgan Chase Securities	40,000	(52,660)
Pitney Bowes, Inc., Strike Price USD 23.27, Expires 9/08/10, Broker JPMorgan Chase Securities	40,000	(53,537)
PPG Industries, Inc., Strike Price USD 62.15, Expires 9/02/10, Broker UBS Securities LLC	38,000	(278,160)
PPL Corp., Strike Price USD 26.44, Expires 9/10/10, Broker Citigroup Global Markets	47,700	(52,226)
Procter & Gamble Co. (The), Strike Price USD 59.94, Expires 9/02/10, Broker UBS Securities LLC	67,000	(145,403)
Procter & Gamble Co. (The), Strike Price USD 61.57, Expires 8/09/10, Broker UBS Securities LLC	96,000	(51,385)
Questar Corp., Strike Price USD 15.75, Expires 8/26/10, Broker Credit Suisse First Boston	115,500	(106,622)
RPM International, Inc., Strike Price USD 17.93, Expires 9/10/10, Broker Credit Suisse First Boston	45,500	(53,210)
RPM International, Inc., Strike Price USD 18.06, Expires 8/19/10, Broker Morgan Stanley & Co., Inc.	54,000	(42,292)
RPM International, Inc., Strike Price USD 18.75, Expires 8/26/10, Broker JPMorgan Chase Securities	21,000	(8,372)
Sherwin-Williams Co. (The), Strike Price USD 78.14, Expires 8/05/10, Broker JPMorgan Chase Securities	12,500	(13)
Sysco Corp., Strike Price USD 28.91, Expires 8/26/10, Broker Credit Suisse First Boston	57,000	(117,648)
Target Corp., Strike Price USD 51.09, Expires 8/19/10, Broker UBS Securities LLC	73,000	(97,419)
Toronto-Dominion Bank (The), Strike Price USD 72.35, Expires 8/04/10, Broker Morgan Stanley & Co., Inc.	22,000	(5,397)
Travelers Cos., Inc. (The), Strike Price USD 52.02, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	100,000	(20,585)
UGI Corp., Strike Price USD 26.27, Expires 9/02/10, Broker Morgan Stanley & Co., Inc.	63,500	(71,138)
United Technologies Corp., Strike Price USD 68.50, Expires 8/26/10, Broker UBS Securities LLC	10,000	(32,294)
Valspar Corp., Strike Price USD 33, Expires 8/09/10, Broker UBS Securities LLC	33,000	(4,349)
Vectren Corp., Strike Price USD 24.38, Expires 8/27/10, Broker UBS Securities LLC	20,000	(11,334)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(concluded)
Wal-Mart Stores, Inc., Strike Price USD 52.50, Expires 8/10/10, Broker Morgan Stanley & Co., Inc.	80,000	$(9,926)

Total Over-the-Counter Call Options Written		(4,832,539)

Total Options Written (Premiums Received $7,496,910)—(1.7)%		(9,758,296)

Total Investments Net of Outstanding Options Written—99.1%		570,380,741
Other Assets Less Liabilities—0.9%		5,196,336

Net Assets—100.0%		$575,577,077

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$626,205,899

Gross unrealized appreciation	$10,442,980
Gross unrealized depreciation	(56,509,842)

Net unrealized depreciation	$(46,066,862)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Net Activity	Shares/ Beneficial Interest Held at July 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	16,074,127	(2,261,935)	13,812,192	$20,209
BlackRock Liquidity Series, LLC Money Market Series	1,991,000	(1,991,000)	—	$29,881

(c)	Represents current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

JULY 31, 2010	4

Schedule of Investments (concluded)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

	Valuation Inputs

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks[1]	$566,326,845	—	—	$566,326,845
Short-Term Securities	13,812,192	—	—	13,812,192

Total	$580,139,037	—	—	$580,139,037

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$(4,137,474)	$(5,620,822)	—	$(9,758,296)

[2]	Derivative financial instruments are options which are shown at market value.

KEY TO ABBREVIATIONS

ADR — American Depositary Receipt
USD — U.S. Dollar

5	JULY 31, 2010

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Dividend Achievers™ Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Enhanced Dividend Achievers™ Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Dividend Achievers™ Trust

Date: September 27, 2010

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Enhanced Dividend Achievers™ Trust

Date: September 27, 2010